Distribution Date:	09/15/23	GS Mortgage Securities Trust 2020-GC45
Determination Date:	09/11/23
Next Distribution Date:	10/16/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2020-GC45
Servicer Revision - August 2023
The distribution date statement and all relevant reports for this deal have been revised to reflect updated balances and interest distributions as result of the June & July 2023 revisions.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	7		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	General Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	14-16		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	17-19		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	20	Starwood Special Servicer	CWCapital Asset Management LLC
Historical Detail	21		Brian Hanson	(202) 715-9500
Delinquency Loan Detail	22		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	23	Representations Reviewer
Specially Serviced Loan Detail - Part 1	24		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 2	25		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Modified Loan Detail	26	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Liquidated Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	28				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36258YBC1	2.019200%	19,471,000.00	6,634,614.13	552,387.71	11,163.84	0.00	0.00	563,551.55	6,082,226.42	30.31%	30.00%
A-2	36258YBD9	2.897900%	86,299,000.00	86,299,000.00	0.00	208,404.89	0.00	0.00	208,404.89	86,299,000.00	30.31%	30.00%
A-3	36258YBE7	2.638900%	13,119,000.00	13,119,000.00	0.00	28,849.77	0.00	0.00	28,849.77	13,119,000.00	30.31%	30.00%
A-4	36258YBF4	2.658400%	250,000,000.00	250,000,000.00	0.00	553,833.33	0.00	0.00	553,833.33	250,000,000.00	30.31%	30.00%
A-5	36258YBG2	2.910600%	496,198,000.00	496,198,000.00	0.00	1,203,528.25	0.00	0.00	1,203,528.25	496,198,000.00	30.31%	30.00%
A-AB	36258YBH0	2.842800%	38,461,000.00	38,461,000.00	0.00	91,114.11	0.00	0.00	91,114.11	38,461,000.00	30.31%	30.00%
A-S	36258YBL1	3.173100%	146,827,000.00	146,827,000.00	0.00	388,247.29	0.00	0.00	388,247.29	146,827,000.00	18.82%	18.63%
B	36258YBM9	3.405100%	64,539,000.00	64,539,000.00	0.00	183,134.79	0.00	0.00	183,134.79	64,539,000.00	13.77%	13.63%
C	36258YBN7	3.651842%	48,405,000.00	48,405,000.00	0.00	147,306.16	0.00	0.00	147,306.16	48,405,000.00	9.98%	9.88%
D	36258YAA6	2.850000%	30,656,000.00	30,656,000.00	0.00	72,808.00	0.00	0.00	72,808.00	30,656,000.00	7.58%	7.50%
E	36258YAE8	2.850000%	19,362,000.00	19,362,000.00	0.00	45,984.75	0.00	0.00	45,984.75	19,362,000.00	6.06%	6.00%
F-RR	36258YAH1	3.651842%	25,815,000.00	25,815,000.00	0.00	78,560.24	0.00	0.00	78,560.24	25,815,000.00	4.04%	4.00%
G-RR	36258YAK4	3.651842%	12,908,000.00	12,908,000.00	0.00	39,281.64	0.00	0.00	39,281.64	12,908,000.00	3.03%	3.00%
H-RR*	36258YAM0	3.651842%	38,724,196.00	38,724,196.00	0.00	117,839.25	0.00	0.00	117,839.25	38,724,196.00	0.00%	0.00%
RR Interest	N/A	3.651842%	15,241,578.00	15,090,005.97	6,522.59	45,921.85	0.00	0.00	52,444.44	15,083,483.38	0.00%	0.00%
RR Certificates	36258YBQ0	3.651842%	22,625,422.00	22,400,420.29	9,682.49	68,168.88	0.00	0.00	77,851.37	22,390,737.80	0.00%	0.00%
SW-A	36258YAS7	3.325825%	11,708,000.00	11,708,000.00	0.00	32,448.96	0.00	0.00	32,448.96	11,708,000.00	81.19%	81.19%
SW-B	36258YAU2	3.325825%	16,803,000.00	16,803,000.00	0.00	46,569.86	0.00	0.00	46,569.86	16,803,000.00	54.20%	54.20%
SW-C	36258YAW8	3.325825%	18,384,000.00	18,384,000.00	0.00	50,951.63	0.00	0.00	50,951.63	18,384,000.00	24.67%	24.67%
SW-D*	36258YAY4	3.325825%	15,355,000.00	15,355,000.00	0.00	42,556.70	0.00	0.00	42,556.70	15,355,000.00	0.00%	0.00%
SW-VR	36258YBB3	3.325825%	3,277,072.00	3,277,072.00	0.00	9,082.47	0.00	0.00	9,082.47	3,277,072.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail
											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

R	36258YAQ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
S	36258YAP3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
Regular SubTotal			1,394,178,268.00	1,380,965,308.39	568,592.79	3,465,756.66	0.00	0.00	4,034,349.45	1,380,396,715.60

X-A	36258YBJ6	0.777568%	1,050,375,000.00	1,037,538,614.12	0.00	672,297.33	0.00	0.00	672,297.33	1,036,986,226.42
X-B	36258YBK3	0.246742%	64,539,000.00	64,539,000.00	0.00	13,270.38	0.00	0.00	13,270.38	64,539,000.00
X-D	36258YAC2	0.801842%	50,018,000.00	50,018,000.00	0.00	33,422.09	0.00	0.00	33,422.09	50,018,000.00
Notional SubTotal			1,164,932,000.00	1,152,095,614.12	0.00	718,989.80	0.00	0.00	718,989.80	1,151,543,226.42

Deal Distribution Total					568,592.79	4,184,746.46	0.00	0.00	4,753,339.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36258YBC1	340.74336860	28.36976581	0.57335730	0.00000000	0.00000000	0.00000000	0.00000000	28.94312311	312.37360279
A-2	36258YBD9	1,000.00000000	0.00000000	2.41491663	0.00000000	0.00000000	0.00000000	0.00000000	2.41491663	1,000.00000000
A-3	36258YBE7	1,000.00000000	0.00000000	2.19908301	0.00000000	0.00000000	0.00000000	0.00000000	2.19908301	1,000.00000000
A-4	36258YBF4	1,000.00000000	0.00000000	2.21533332	0.00000000	0.00000000	0.00000000	0.00000000	2.21533332	1,000.00000000
A-5	36258YBG2	1,000.00000000	0.00000000	2.42550000	0.00000000	0.00000000	0.00000000	0.00000000	2.42550000	1,000.00000000
A-AB	36258YBH0	1,000.00000000	0.00000000	2.36900003	0.00000000	0.00000000	0.00000000	0.00000000	2.36900003	1,000.00000000
A-S	36258YBL1	1,000.00000000	0.00000000	2.64424997	0.00000000	0.00000000	0.00000000	0.00000000	2.64424997	1,000.00000000
B	36258YBM9	1,000.00000000	0.00000000	2.83758332	0.00000000	0.00000000	0.00000000	0.00000000	2.83758332	1,000.00000000
C	36258YBN7	1,000.00000000	0.00000000	3.04320132	0.00000000	0.00000000	0.00000000	0.00000000	3.04320132	1,000.00000000
D	36258YAA6	1,000.00000000	0.00000000	2.37500000	0.00000000	0.00000000	0.00000000	0.00000000	2.37500000	1,000.00000000
E	36258YAE8	1,000.00000000	0.00000000	2.37500000	0.00000000	0.00000000	0.00000000	0.00000000	2.37500000	1,000.00000000
F-RR	36258YAH1	1,000.00000000	0.00000000	3.04320124	0.00000000	0.00000000	0.00000000	0.00000000	3.04320124	1,000.00000000
G-RR	36258YAK4	1,000.00000000	0.00000000	3.04320112	0.00000000	0.00000000	0.00000000	0.00000000	3.04320112	1,000.00000000
H-RR	36258YAM0	1,000.00000000	0.00000000	3.04303929	0.00016191	0.03080632	0.00000000	0.00000000	3.04303929	1,000.00000000
RR Interest	N/A	990.05535844	0.42794716	3.01293278	0.00000459	0.00092379	0.00000000	0.00000000	3.44087994	989.62741128
RR Certificates 36258YBQ0		990.05535853	0.42794738	3.01293297	0.00000486	0.00092241	0.00000000	0.00000000	3.44088035	989.62741115
SW-A	36258YAS7	1,000.00000000	0.00000000	2.77152033	0.00000000	0.00000000	0.00000000	0.00000000	2.77152033	1,000.00000000
SW-B	36258YAU2	1,000.00000000	0.00000000	2.77152056	0.00000000	0.00000000	0.00000000	0.00000000	2.77152056	1,000.00000000
SW-C	36258YAW8	1,000.00000000	0.00000000	2.77152034	0.00000000	0.00000000	0.00000000	0.00000000	2.77152034	1,000.00000000
SW-D	36258YAY4	1,000.00000000	0.00000000	2.77152068	0.00000000	0.00000000	0.00000000	0.00000000	2.77152068	1,000.00000000
SW-VR	36258YBB3	1,000.00000000	0.00000000	2.77151982	0.00000000	0.00000000	0.00000000	0.00000000	2.77151982	1,000.00000000
S	36258YAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36258YAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36258YBJ6	987.77923515	0.00000000	0.64005458	0.00000000	0.00000000	0.00000000	0.00000000	0.64005458	987.25333945
X-B	36258YBK3	1,000.00000000	0.00000000	0.20561800	0.00000000	0.00000000	0.00000000	0.00000000	0.20561800	1,000.00000000
X-D	36258YAC2	1,000.00000000	0.00000000	0.66820125	0.00000000	0.00000000	0.00000000	0.00000000	0.66820125	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/23 - 08/30/23	30	0.00	11,163.84	0.00	11,163.84	0.00	0.00	0.00	11,163.84	0.00
A-2	08/01/23 - 08/30/23	30	0.00	208,404.89	0.00	208,404.89	0.00	0.00	0.00	208,404.89	0.00
A-3	08/01/23 - 08/30/23	30	0.00	28,849.77	0.00	28,849.77	0.00	0.00	0.00	28,849.77	0.00
A-4	08/01/23 - 08/30/23	30	0.00	553,833.33	0.00	553,833.33	0.00	0.00	0.00	553,833.33	0.00
A-5	08/01/23 - 08/30/23	30	0.00	1,203,528.25	0.00	1,203,528.25	0.00	0.00	0.00	1,203,528.25	0.00
A-AB	08/01/23 - 08/30/23	30	0.00	91,114.11	0.00	91,114.11	0.00	0.00	0.00	91,114.11	0.00
X-A	08/01/23 - 08/30/23	30	0.00	672,297.33	0.00	672,297.33	0.00	0.00	0.00	672,297.33	0.00
X-B	08/01/23 - 08/30/23	30	0.00	13,270.38	0.00	13,270.38	0.00	0.00	0.00	13,270.38	0.00
A-S	08/01/23 - 08/30/23	30	0.00	388,247.29	0.00	388,247.29	0.00	0.00	0.00	388,247.29	0.00
B	08/01/23 - 08/30/23	30	0.00	183,134.79	0.00	183,134.79	0.00	0.00	0.00	183,134.79	0.00
C	08/01/23 - 08/30/23	30	0.00	147,306.16	0.00	147,306.16	0.00	0.00	0.00	147,306.16	0.00
D	08/01/23 - 08/30/23	30	0.00	72,808.00	0.00	72,808.00	0.00	0.00	0.00	72,808.00	0.00
X-D	08/01/23 - 08/30/23	30	0.00	33,422.09	0.00	33,422.09	0.00	0.00	0.00	33,422.09	0.00
E	08/01/23 - 08/30/23	30	0.00	45,984.75	0.00	45,984.75	0.00	0.00	0.00	45,984.75	0.00
F-RR	08/01/23 - 08/30/23	30	0.00	78,560.24	0.00	78,560.24	0.00	0.00	0.00	78,560.24	0.00
G-RR	08/01/23 - 08/30/23	30	0.00	39,281.64	0.00	39,281.64	0.00	0.00	0.00	39,281.64	0.00
H-RR	08/01/23 - 08/30/23	30	1,183.08	117,845.52	0.00	117,845.52	6.27	0.00	0.00	117,839.25	1,192.95
RR Interest	08/01/23 - 08/30/23	30	13.96	45,921.93	0.00	45,921.93	0.07	0.00	0.00	45,921.85	14.08
RR
	08/01/23 - 08/30/23	30	20.70	68,168.99	0.00	68,168.99	0.11	0.00	0.00	68,168.88	20.87
Certificates
SW-A	08/01/23 - 08/30/23	30	0.00	32,448.96	0.00	32,448.96	0.00	0.00	0.00	32,448.96	0.00
SW-B	08/01/23 - 08/30/23	30	0.00	46,569.86	0.00	46,569.86	0.00	0.00	0.00	46,569.86	0.00
SW-C	08/01/23 - 08/30/23	30	0.00	50,951.63	0.00	50,951.63	0.00	0.00	0.00	50,951.63	0.00
SW-D	08/01/23 - 08/30/23	30	0.00	42,556.70	0.00	42,556.70	0.00	0.00	0.00	42,556.70	0.00
SW-VR	08/01/23 - 08/30/23	30	0.00	9,082.47	0.00	9,082.47	0.00	0.00	0.00	9,082.47	0.00
Totals			1,217.74	4,184,752.92	0.00	4,184,752.92	6.45	0.00	0.00	4,184,746.46	1,227.90

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,753,339.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,204,670.52	Master Servicing Fee	10,771.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,891.11
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	594.06
ARD Interest	0.00	Operating Advisor Fee	1,378.22
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	282.92
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,204,670.52	Total Fees	19,917.59

Principal		Expenses/Reimbursements
Scheduled Principal	568,592.79	Reimbursement for Interest on Advances	6.46
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	568,592.79	Total Expenses/Reimbursements	6.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,184,746.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	568,592.79
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,753,339.25
Total Funds Collected	4,773,263.31	Total Funds Distributed	4,773,263.30

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,315,438,236.98	1,315,438,236.98	Beginning Certificate Balance	1,380,965,308.39
(-) Scheduled Principal Collections	568,592.79	568,592.79	(-) Principal Distributions	568,592.79
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,314,869,644.19	1,314,869,644.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,315,438,236.98	1,315,438,236.98	Ending Certificate Balance	1,380,396,715.60
Ending Actual Collateral Balance	1,314,919,107.78	1,314,919,107.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	62,249,999.41
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	62,249,999.41
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	48,865,564.46	3.72%	75	3.9500	NAP	Defeased	1	48,865,564.46	3.72%	75	3.9500	NAP
$5,000,000 or less	4	17,478,819.74	1.33%	75	3.8339	2.221127	1.30 or less	4	85,857,523.95	6.53%	48	3.5667	0.952273
$5,000,001 to $10,000,000	16	129,556,183.96	9.85%	75	3.8846	2.086013	1.31 to 1.50	3	49,532,627.54	3.77%	74	4.4788	1.352783
$10,000,001 to $20,000,000	18	285,760,694.36	21.73%	73	3.6892	2.240932	1.51 to 1.70	8	104,851,859.12	7.97%	75	3.9128	1.623093
$20,000,001 to $30,000,000	5	132,528,658.61	10.08%	75	3.5267	2.601685	1.71 to 2.00	13	251,870,618.56	19.16%	73	3.6668	1.820316
$30,000,001 to $40,000,000	5	177,668,058.56	13.51%	62	3.5572	1.765771	2.01 to 2.50	6	100,493,138.92	7.64%	74	3.6720	2.359748
$40,000,001 to $50,000,000	5	234,292,368.81	17.82%	62	3.6325	3.284414	2.51 to 3.00	10	218,113,344.07	16.59%	75	3.6015	2.638633
$50,000,001 or greater	5	288,719,295.69	21.96%	75	3.1318	4.390523	3.01 to 5.00	12	335,284,967.57	25.50%	66	3.2799	3.826044
Totals	59	1,314,869,644.19	100.00%	70	3.5533	2.848407	5.01 or greater	2	120,000,000.00	9.13%	76	3.0251	6.435000
							Totals	59	1,314,869,644.19	100.00%	70	3.5533	2.848407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	48,865,564.46	3.72%	75	3.9500	NAP	South Carolina	9	32,667,726.95	2.48%	75	3.7478	2.149412
Arizona	1	9,600,000.00	0.73%	75	3.5150	2.910000	Texas	19	69,070,083.99	5.25%	75	3.7599	2.279750
California	9	148,156,913.00	11.27%	60	3.0178	3.000715	Utah	1	11,791,323.14	0.90%	74	4.4263	1.320000
Colorado	1	11,570,000.00	0.88%	74	3.6140	3.690000	Vermont	1	128,750.00	0.01%	74	3.8200	1.510000
Connecticut	7	3,230,000.00	0.25%	74	3.8200	1.510000	Washington	3	165,219,295.69	12.57%	75	3.3451	3.749161
Florida	2	42,806,308.00	3.26%	74	3.4517	2.449032	Wisconsin	3	4,852,091.74	0.37%	75	3.2310	3.670000
Georgia	2	23,860,941.56	1.81%	53	3.7220	1.927580	Totals	152	1,314,869,644.19	100.00%	70	3.5533	2.848407
Illinois	8	20,394,733.36	1.55%	74	3.3198	3.033744
									Property Type³
Indiana	27	55,166,154.56	4.20%	75	3.4376	3.290826
Kansas	2	37,838,973.60	2.88%	74	4.5018	1.439084		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	8	26,389,177.21	2.01%	75	3.5768	2.567391		Properties	Balance	Agg. Bal.			DSCR¹
Maine	1	337,500.00	0.03%	74	3.8200	1.510000	Defeased	1	48,865,564.46	3.72%	75	3.9500	NAP
Maryland	2	21,631,089.89	1.65%	74	3.7909	1.788962	Industrial	73	174,930,713.22	13.30%	75	3.5106	2.871356
Massachusetts	12	56,860,755.63	4.32%	74	3.8407	1.629078	Lodging	4	122,338,385.54	9.30%	51	3.8186	4.909962
Michigan	1	8,588,385.54	0.65%	76	4.2900	1.690000	Mixed Use	5	202,469,295.69	15.40%	75	3.4443	2.044773
Minnesota	1	10,375,000.00	0.79%	75	3.6100	3.360000	Multi-Family	10	173,446,661.56	13.19%	62	3.7209	1.615248
Mississippi	1	9,396,377.31	0.71%	76	4.2010	1.990000	Office	10	258,481,309.58	19.66%	75	3.3455	3.129818
Missouri	1	5,858,528.69	0.45%	76	4.4300	1.260000	Retail	33	283,683,324.77	21.58%	73	3.5432	3.216335
Nevada	1	60,000,000.00	4.56%	75	3.1702	6.340000	Self Storage	16	50,654,388.92	3.85%	74	3.6578	2.498528
New Hampshire	5	6,075,000.00	0.46%	74	3.8200	1.510000	Totals	152	1,314,869,644.19	100.00%	70	3.5533	2.848407
New Jersey	3	75,782,069.05	5.76%	36	4.2846	3.324424
New York	5	172,650,000.00	13.13%	75	3.2774	2.656035
Ohio	6	99,910,909.80	7.60%	75	3.8041	1.856888
Pennsylvania	7	74,967,240.57	5.70%	74	3.3852	3.118210
Rhode Island	2	828,750.00	0.06%	74	3.8200	1.510000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	48,865,564.46	3.72%	75	3.9500	NAP	Defeased	1	48,865,564.46	3.72%	75	3.9500	NAP
	3.000% or less	6	252,500,000.00	19.20%	66	2.8195	4.086634	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	12	328,965,138.26	25.02%	75	3.3390	3.297115	13 months or greater	58	1,266,004,079.73	96.28%	70	3.5380	2.879224
	3.501% to 3.750%	15	331,943,989.99	25.25%	73	3.6291	2.485961	Totals	59	1,314,869,644.19	100.00%	70	3.5533	2.848407
	3.751% to 4.000%	12	160,370,624.13	12.20%	75	3.8786	1.796022
	4.001% to 4.250%	8	84,389,419.53	6.42%	75	4.1984	1.644203
	4.251% or greater	5	107,834,907.82	8.20%	47	4.5239	2.565182
	Totals	59	1,314,869,644.19	100.00%	70	3.5533	2.848407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	48,865,564.46	3.72%	75	3.9500	NAP	Defeased	1	48,865,564.46	3.72%	75	3.9500	NAP
	60 months or less	3	101,981,552.64	7.76%	19	3.7307	2.420016	Interest Only	34	903,414,592.57	68.71%	69	3.3815	3.344942
61 months to 115 months		55	1,164,022,527.09	88.53%	75	3.5212	2.919456	357 months or less	24	362,589,487.16	27.58%	73	3.9282	1.718859
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	1,314,869,644.19	100.00%	70	3.5533	2.848407	Totals	59	1,314,869,644.19	100.00%	70	3.5533	2.848407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	48,865,564.46	3.72%	75	3.9500	NAP			No outstanding loans in this group
Underwriter's Information		12	280,963,607.95	21.37%	64	3.7049	2.944617
	12 months or less	46	985,040,471.78	74.92%	72	3.4905	2.860572
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	1,314,869,644.19	100.00%	70	3.5533	2.848407
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1C2	30317577	OF	New York	NY	Actual/360	2.990%	115,862.50	0.00	0.00	N/A	12/06/29	--	45,000,000.00	45,000,000.00	09/06/23
1A2C5	30317578				Actual/360	2.990%	38,620.83	0.00	0.00	N/A	12/06/29	--	15,000,000.00	15,000,000.00	09/06/23
2	30504524	OF	San Francisco	CA	Actual/360	2.589%	133,765.00	0.00	0.00	N/A	12/06/29	--	60,000,000.00	60,000,000.00	09/06/23
3A1	30317579	IN	Various	Various	Actual/360	3.231%	133,596.32	0.00	0.00	N/A	12/06/29	--	48,017,368.81	48,017,368.81	09/06/23
3A22	30317581				Actual/360	3.231%	26,719.26	0.00	0.00	N/A	12/06/29	--	9,603,473.76	9,603,473.76	09/06/23
4	30317586	LO	Las Vegas	NV	Actual/360	3.170%	163,791.24	0.00	0.00	N/A	12/05/29	--	60,000,000.00	60,000,000.00	09/05/23
5	30317587	RT	Tukwila	WA	Actual/360	2.880%	148,800.00	0.00	0.00	N/A	01/01/30	--	60,000,000.00	60,000,000.00	09/01/23
6	30504542	MU	Kent	WA	Actual/360	3.500%	166,680.35	84,784.68	0.00	N/A	12/06/29	--	55,304,080.37	55,219,295.69	09/06/23
7	30317593	MU	Shaker Heights	OH	Actual/360	3.600%	165,850.00	0.00	0.00	N/A	12/06/29	--	53,500,000.00	53,500,000.00	09/06/23
8A13	30317594	MU	New York	NY	Actual/360	3.486%	60,036.67	0.00	0.00	N/A	12/08/29	--	20,000,000.00	20,000,000.00	09/08/23
8A21	30317595				Actual/360	3.486%	90,055.00	0.00	0.00	N/A	12/08/29	--	30,000,000.00	30,000,000.00	09/08/23
9A2	30530032	RT	Millbury	MA	Actual/360	3.844%	64,137.95	29,558.60	0.00	N/A	11/01/29	--	19,374,860.85	19,345,302.25	09/01/23
9A3	30530033				Actual/360	3.844%	64,137.95	29,558.60	0.00	N/A	11/01/29	--	19,374,860.85	19,345,302.25	09/01/23
9A6	30530036				Actual/360	3.844%	32,068.97	14,779.31	0.00	N/A	11/01/29	--	9,687,430.31	9,672,651.00	09/01/23
10	30530022	OF	Bellevue	WA	Actual/360	3.732%	160,683.33	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	09/06/23
11	30504513	LO	Hamburg	NJ	Actual/360	4.540%	195,472.22	0.00	0.00	N/A	01/06/25	--	50,000,000.00	50,000,000.00	09/06/23
12	30317596	MU	Cheektowaga	NY	Actual/360	3.950%	166,443.62	68,452.31	0.00	N/A	12/06/29	--	48,934,016.77	48,865,564.46	09/06/23
13	30530015	SS	Various	Various	Actual/360	3.580%	127,241.65	0.00	0.00	N/A	11/06/29	--	41,275,000.00	41,275,000.00	09/06/23
14	30317597	MF	San Francisco	CA	30/360	2.725%	85,142.81	0.00	0.00	N/A	12/09/24	--	37,500,000.00	37,500,000.00	09/09/23
15	30317598	MF	Largo	FL	Actual/360	3.433%	110,487.77	0.00	0.00	N/A	11/01/29	--	37,375,000.00	37,375,000.00	09/01/23
16	30520996	OF	Columbus	OH	Actual/360	4.240%	132,337.63	49,463.59	0.00	N/A	11/06/29	--	36,245,851.58	36,196,387.99	08/04/23
17	30504682	MU	New York	NY	Actual/360	2.920%	88,005.56	0.00	0.00	N/A	12/06/29	--	35,000,000.00	35,000,000.00	09/06/23
18A2	30530024	Various Various		Various	Actual/360	3.379%	58,193.89	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	09/06/23
18A4	30530026				Actual/360	3.379%	29,096.94	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	09/06/23
18A6	30530028				Actual/360	3.379%	14,548.47	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	09/06/23
19	30530001	MF	Overland Park	KS	Actual/360	4.616%	125,746.71	38,605.61	0.00	N/A	11/06/29	--	31,635,276.18	31,596,670.57	09/06/23
20	30504273	RT	Wyomissing	PA	Actual/360	3.160%	81,633.33	0.00	0.00	N/A	11/06/29	--	30,000,000.00	30,000,000.00	09/06/23
21	30530042	RT	Various	TX	Actual/360	3.595%	92,870.83	0.00	0.00	N/A	01/04/30	--	30,000,000.00	30,000,000.00	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	30504387	MF	New York	NY	Actual/360	3.940%	76,337.50	0.00	0.00	N/A	12/06/29	--	22,500,000.00	22,500,000.00	09/06/23
23	30504770	IN	Various	Various	Actual/360	3.570%	61,682.03	35,976.42	0.00	N/A	01/06/30	--	20,064,635.03	20,028,658.61	09/06/23
24	30504515	Various Various		Various	Actual/360	3.820%	65,788.89	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	09/06/23
25	30504180	OF	San Antonio	TX	Actual/360	3.650%	62,861.11	0.00	0.00	N/A	09/06/29	--	20,000,000.00	20,000,000.00	09/06/23
26	30530017	IN	Fremont	CA	Actual/360	3.837%	65,879.29	0.00	0.00	N/A	12/06/29	--	19,938,750.00	19,938,750.00	09/06/23
27	30530016	RT	Blue Bell	PA	Actual/360	3.634%	60,895.75	0.00	0.00	N/A	12/06/29	--	19,460,000.00	19,460,000.00	09/06/23
28	30530010	RT	Bowie	MD	Actual/360	3.697%	57,086.63	28,152.51	0.00	N/A	11/06/29	--	17,930,422.66	17,902,270.15	09/06/23
29	30530031	RT	Kennesaw	GA	Actual/360	3.542%	44,241.12	23,467.75	0.00	N/A	11/06/26	--	14,505,020.39	14,481,552.64	09/06/23
30	30504597	OF	Short Hills	NJ	Actual/360	3.730%	41,932.35	22,745.05	0.00	N/A	01/06/30	--	13,055,128.64	13,032,383.59	09/06/23
31	30504688	RT	Mount Laurel	NJ	Actual/360	3.850%	42,328.91	18,147.35	0.00	N/A	01/06/30	--	12,767,832.81	12,749,685.46	09/06/23
32	30530008	RT	South Jordan	UT	Actual/360	4.426%	45,012.72	18,279.05	0.00	N/A	11/06/29	--	11,809,602.07	11,791,323.02	09/06/23
33	30530002	IN	Longmont	CO	Actual/360	3.614%	36,006.48	0.00	0.00	N/A	11/06/29	--	11,570,000.00	11,570,000.00	09/06/23
34	30530021	RT	Newburgh	IN	Actual/360	3.685%	34,013.87	0.00	0.00	N/A	12/06/29	--	10,719,125.00	10,719,125.00	09/06/23
35	30317599	OF	Roseville	MN	Actual/360	3.610%	32,251.84	0.00	0.00	N/A	12/06/29	--	10,375,000.00	10,375,000.00	09/06/23
36	30530018	IN	Burbank	CA	Actual/360	4.037%	34,936.87	0.00	0.00	N/A	12/06/29	--	10,050,000.00	10,050,000.00	09/06/23
37	30317600	MF	Rancho Cordova	CA	Actual/360	3.603%	31,025.83	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	09/06/23
38	30530023	IN	Phoenix	AZ	Actual/360	3.515%	29,057.33	0.00	0.00	12/06/29	06/04/32	--	9,600,000.00	9,600,000.00	09/06/23
39	30504322	SS	Martinez	GA	Actual/360	4.000%	32,351.57	13,002.88	0.00	N/A	12/06/29	--	9,392,391.80	9,379,388.92	09/06/23
40	30530041	MF	Columbus	MS	Actual/360	4.201%	34,036.61	12,425.57	0.00	N/A	01/06/30	--	9,408,802.88	9,396,377.31	09/06/23
41	30504596	LO	Grand Rapids	MI	Actual/360	4.290%	31,798.36	19,335.79	0.00	N/A	01/06/30	--	8,607,721.33	8,588,385.54	09/06/23
42	30504419	MU	Mount Pleasant	SC	Actual/360	4.000%	30,138.89	0.00	0.00	N/A	12/06/29	--	8,750,000.00	8,750,000.00	09/06/23
43	30317601	MF	Sherman	TX	Actual/360	4.250%	28,466.44	10,827.26	0.00	N/A	01/06/30	--	7,778,304.98	7,767,477.72	09/06/23
44	30530040	RT	Various	IN	Actual/360	4.151%	25,421.23	11,527.04	0.00	N/A	12/06/29	--	7,111,883.81	7,100,356.77	09/06/23
45	30317602	RT	Overland Park	KS	Actual/360	3.924%	21,124.30	9,339.75	0.00	N/A	12/06/29	--	6,251,642.78	6,242,303.03	09/06/23
46	30317603	MF	Orange	TX	Actual/360	3.909%	21,236.92	7,251.12	0.00	N/A	12/06/29	--	6,309,858.39	6,302,607.27	09/06/23
47	30530044	MF	Saint Louis	MO	Actual/360	4.430%	22,382.90	8,975.26	0.00	N/A	01/04/30	--	5,867,503.95	5,858,528.69	09/06/23
48	30317604	RT	Columbia	SC	Actual/360	3.874%	20,527.19	8,702.72	0.00	N/A	01/06/30	--	6,153,336.67	6,144,633.95	09/06/23
49	30317605	MF	Brooklyn	NY	Actual/360	4.134%	18,333.14	0.00	0.00	N/A	01/06/30	--	5,150,000.00	5,150,000.00	09/06/23

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
50	30504687	RT	Houston	TX	Actual/360	4.240%	18,255.56	0.00	0.00	N/A	01/06/30	--	5,000,000.00	5,000,000.00	09/06/23
51	30504424	RT	Abingdon	MD	Actual/360	4.240%	13,633.45	5,234.57	0.00	N/A	12/06/29	--	3,734,054.31	3,728,819.74	09/06/23
52	30317606	LO	Cambria	CA	Actual/360	3.495%	11,285.94	0.00	0.00	N/A	11/06/29	--	3,750,000.00	3,750,000.00	09/06/23
Totals							4,022,357.82	568,592.79	0.00				1,315,438,236.98	1,314,869,644.19
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1C2	104,104,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C5	104,104,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	40,131,049.10	40,009,263.49	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	18,993,934.84	19,005,669.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A22	18,993,934.84	19,005,669.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	720,328,802.00	734,727,611.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	40,785,442.34	10,665,993.41	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,880,707.86	1,407,600.81	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,700,529.64	998,975.72	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A13	39,993,719.00	40,366,124.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A21	39,993,719.00	40,366,124.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	16,466,278.84	15,921,403.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	16,466,278.84	15,921,403.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	16,466,278.84	15,921,403.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	7,937,658.34	8,195,345.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	15,825,809.94	18,055,013.28	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	5,648,178.09	5,623,211.10	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	30,673,080.00	32,306,238.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,917,053.08	3,231,572.68	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,974,234.66	2,896,158.28	01/01/23	06/30/23	--	0.00	0.00	181,020.93	181,020.93	0.00	0.00
17	7,116,644.84	2,017,764.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18A2	10,621,685.08	10,803,896.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A4	10,621,685.08	10,803,896.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A6	10,621,685.08	10,803,896.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,139,872.14	2,694,556.34	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	8,459,936.67	8,491,942.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	6,411,292.46	12,753,971.90	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,549,915.27	1,597,410.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,523,028.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	13,242,652.00	4,021,410.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	13,724,935.00	13,739,586.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,881,683.09	2,062,345.86	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,943,079.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,847,020.00	1,844,020.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	4,091,772.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,413,171.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,429,575.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	952,579.28	1,041,165.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,640,902.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,230,753.42	1,277,295.84	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,317,608.90	1,352,862.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	989,827.06	1,011,612.39	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,198,671.09	1,158,799.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	899.37	0.00
38	1,021,453.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	862,313.56	832,601.35	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	995,013.17	1,104,537.99	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,163,415.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	635,294.88	677,499.01	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	748,466.20	764,585.57	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	798,589.30	843,739.41	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	710,234.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	94,222.49	214,998.67	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	446,086.71	488,322.07	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	413,994.24	397,064.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	401,839.24	419,604.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
50	411,125.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	441,999.95	440,218.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	919,973.22	389,816.54	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,370,420,377.02	1,118,674,199.98				0.00	0.00	181,020.93	181,020.93	899.37	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.553348%	3.536376%	70
08/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.553509%	3.536535%	71
07/14/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.553669%	3.536693%	72
06/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	2,379,157.43	0	0.00	3.553842%	3.536864%	73
05/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.553418%	3.536446%	74
04/14/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.553589%	3.536616%	75
03/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.553746%	3.536771%	77
02/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.553943%	3.536965%	78
01/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.554099%	3.537120%	79
12/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,328,621.79	0	0.00	0	0.00	3.554241%	3.537260%	80
11/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.554372%	3.537388%	81
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.554461%	3.537475%	82
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	30520996	08/04/23	0	B	181,020.93	181,020.93	0.00	36,245,851.58
Totals					181,020.93	181,020.93	0.00	36,245,851.58

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		87,500,000	87,500,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		14,481,553	14,481,553	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,212,888,092	1,212,888,092	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	1,314,869,644	1,314,869,644	0	0	0	0
Aug-23	1,315,438,237	1,315,438,237	0	0	0	0
Jul-23	1,316,004,908	1,316,004,908	0	0	0	0
Jun-23	1,316,611,584	1,316,611,584	0	0	0	0
May-23	1,319,553,446	1,319,553,446	0	0	0	0
Apr-23	1,320,156,296	1,320,156,296	0	0	0	0
Mar-23	1,320,715,060	1,320,715,060	0	0	0	0
Feb-23	1,321,398,482	1,321,398,482	0	0	0	0
Jan-23	1,321,955,911	1,321,955,911	0	0	0	0
Dec-22	1,322,467,565	1,322,467,565	0	0	0	0
Nov-22	1,322,838,499	1,322,838,499	0	0	0	0
Oct-22	1,323,144,700	1,323,144,700	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9A2	30530032	0.00	3.84430%	0.00	3.84430%	8	11/05/19	11/01/19	10/13/21
9A3	30530033	0.00	3.84430%	0.00	3.84430%	8	11/05/19	11/01/19	10/13/21
9A6	30530036	0.00	3.84430%	0.00	3.84430%	8	11/05/19	11/01/19	10/13/21
45	30317602	0.00	3.92400%	0.00	3.92400%	2	01/04/22	12/06/22	01/07/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.46	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.46	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			6.46

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Supplemental Notes
Servicer Revision - June 2023
The distribution date statement and all relevant reports for this deal have been revised to reflect an updated principal allocation, prepayment penalties, and unscheduled principal amount.
Servicer Revision - July 2023
The distribution date statement and all relevant reports for this deal have been revised to reflect updated balances and interest distributions as result of the June 2023 revision.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30